Leases (Tables) - ColdQuanta, Inc. dba Infleqtion [Member]	12 Months Ended
Dec. 31, 2025
Leases [Line Items]
Schedule of Weighted average remaining lease terms and discount rates
Weighted average remaining lease terms and discount rates for operating leases were as follows:

	As of December 31,
	2025	2024
Weighted-average remaining lease term (in years)	6.28	5.85
Weighted-average discount rate	8.04%	8.47%

Schedule of undiscounted future minimum lease payments
The amount of undiscounted future minimum lease payments as of December 31, 2025 is as follows (in thousands):

Total Lease Payments
2026	$1,504
2027	1,025
2028	955
2029	941
2030	576
Thereafter	1,605

Total lease payments	6,606
Less: Present value adjustment	(1,456)

Present value of lease liabilities	$5,150